SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
Summary Of Significant Accounting Policies
Recently issued IFRS

3.1 Recently issued IFRS

The following new and amended standards that came into effect in 2024 were not applicable to or did not have any material impact on these consolidated financial statements:

Standard	Highlights	Management assessment
IAS 7 - Statement of Cash Flows /IFRS 7 - Financial Instruments: Disclosures	Sets out new disclosure requirements for financing operations with suppliers, known as "supplier finance arrangements"	No impact on the consolidated financial statements.
IAS 1 - Presentation of Financial Statements / IFRS Practice Statements 2	New requirements for the classification of a liability as “current” when the entity does not have the right, at the end of the reporting period, to defer the settlement of the liability for at least twelve months after the end of the reporting period. Additionally, only covenants with which compliance is mandatory before the end of the reporting period should affect the classification of the liability as either current or non-current.	No impact on the consolidated financial statements.
IFRS 16 - Leases	Establishes the recognition and measurement requirements for Sale and Leaseback transactions.	No impact on the consolidated financial statements.

The following are the main changes in accounting standards that, based on Management's assessment, may eventually have an impact on the Company's disclosures in subsequent periods:

Standard	Issue Date	Highlights	Effective date
IAS 21 - The Effects of Changes in Foreign Exchange Rates	August 2023	Provides a consistent approach to assessing whether a currency can be converted into another currency, along with new guidance on measurement and disclosure in contexts where the currency is not considered convertible. The Company is evaluating any potential impacts arising from these amendments, which are mandatory for periods beginning on or after January 1, 2025.	Periods beginning on or after January 1, 2025
IFRS 18 - Presentation and Disclosure in Financial Statements	April 2024	The standard aims to address investor demands for more relevant and comparable information disclosed in the financial statements of entities. IFRS 18 introduces changes to the income statement with three new categories of revenues and expenses - operating, investing, and financing - two mandatory subtotals, and changes in the grouping of balances. Additionally, it requires disclosures in the notes regarding performance measures defined by management, changes in the statement of cash flows, and new presentation requirements for expenses by nature or function. The Company is currently in the process of evaluating the impacts of adopting this standard on consolidated financial statements.	Periods beginning on January 1, 2027

Beyond the above, the Company does not anticipate that any other standards or amendments to IFRS® standards or IFRIC® interpretations that have not yet come into force could have a material impact on the Group's financial statements. The Company has not opted for the early adoption of any standards.

Consolidated financial statements

3.2 Consolidated financial statements

The financial statements of subsidiaries, joint arrangements and associates included in these consolidated financial statements have been prepared for the same reporting period as those of Ambev, and using consistent accounting policies.

All intercompany transactions, balances and unrealized gains or losses on transactions between consolidated companies were eliminated upon consolidation.

3.2.1 Subsidiaries

Control is presumed to exist in cases where the Company owns, either directly or indirectly, more than half of the voting rights (which does not always equate to economic ownership), unless it can be demonstrated that such ownership does not confer control. Qualitative factors, such as potential voting rights, exposure to variable returns due to its involvement with the entity, or the ability to influence those returns through its power over the entity, are also considered when assessing whether control exists.

Subsidiaries are consolidated from the date on which control is obtained by the Company, except when the predecessor basis of accounting is applied to transactions involving business combinations of entities under common control. Consolidation is discontinued from the date on which the Company’s control over a given entity ceases.

3.2.2 Associates

Associates are companies in which the Company has significant influence over the financial and operational policies, but which it does not control.

3.2.3 Joint arrangements

Joint arrangements are companies over which the Company shares control with one or more parties. Joint arrangements are classified as either joint operations or joint ventures, depending on the contractual rights and obligations of each investor.

3.2.4 Business combinations

Ambev uses the acquisition method to account for its business combinations. The consideration transferred for the acquisition of a subsidiary represents the fair value of the assets transferred, the liabilities incurred, and the equity interest issued by Ambev. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration agreement, when applicable. Costs related to the acquisition are recognized in income as they are incurred. The assets, liabilities and contingent liabilities acquired/assumed in a business combination are recognized initially at their fair value as at the acquisition date. Ambev recognizes any non-controlling interest in the acquiree either at its fair value or at the non-controlling interest’s proportional share of the net assets acquired. The measurement of the non-controlling interest to be recognized is determined on an acquisition-by-acquisition basis.

The excess of: (i) the consideration paid; plus (ii) the amount of any non-controlling interest in the acquiree (when applicable); and (iii) the fair value, at the acquisition date, of any previous equity interest in the acquiree, over the fair value of the net identifiable assets acquired as at the acquisition date, is recorded as goodwill. When the consideration transferred is less than the fair value of the net assets acquired, the difference is recognized directly in income.

3.2.5 Business combinations between entities under common control

Business combinations between entities under common control have not been addressed under IFRS, and how they should be disclosed remains unclear. IFRS 3 - Business Combinations is the standard applicable to business combinations, but its scope explicitly excludes business combinations between entities under common control, and thus in evaluating transactions of this nature, Management’s judgment is required adequately to reflect the essence and economic reality of each transaction.

3.2.5.1 Predecessor basis of accounting

In accordance with IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors, Management has adopted the predecessor basis of accounting, which is consistent with United States Generally Accepted Accounting Principles (“USGAAP”) and United Kingdom Generally Accepted Accounting Principles (“UKGAAP”), to record the carrying amounts of the assets received, as recorded by the parent company.

Under the predecessor basis of accounting, when accounting for a transfer of assets between entities under common control, the entity receiving the net assets or equity interests (the acquirer) shall initially record the assets and liabilities transferred at their parent book values as at the transfer date. If the book value of the assets and liabilities transferred by the parent is different from the historical cost recorded by the ultimate controlling entity of all of the entities under common control (i.e. the ultimate parent), the financial statements of the acquirer shall record the assets and liabilities transferred at the cost recorded by the ultimate parent, as a counter-entry in shareholders' equity, against the carrying value adjustments.

3.2.5.2 Assets Swaps

For transactions between entities under common control that involve the disposal or transfer of assets from a subsidiary to its parent company (i.e. above the level of the consolidated financial statements), the Company assesses: (i) whether there are any conflicts of interest; and (ii) the economic substance and purpose of the transaction. Having fulfilled these conditions, the Company records the transactions in accordance with IAS 16 – Property, Plant and Equipment to ensure adequate visibility and a fair representation of the impact of the transaction on the results distributable to its shareholders, especially to the non-controlling interest. This policy also includes all assets acquired through swaps of non-cash assets, or swaps involving a combination of cash and non-cash assets. The assets swapped may be either of the same or of a different nature. The cost of such assets is measured at fair value, unless: (i) the swap transaction is not commercial in nature; or (ii) the fair value of the assets received (and of the assets assigned) cannot be reliably measured. The acquired asset is measured in this way even if the assignor entity cannot immediately remove the asset from its books. If the acquired asset is not measurable at its fair value, its cost is determined based on its book value recorded by the assignor entity.

Whenever assets distributed are not recorded in cash, the asset is recorded at its fair value before distribution in the income account. This procedure is applicable to distributions where the assets are of the same nature, and can thus be treated in the same manner. However, similarly to the treatment under IFRIC 17 - Distributions of Non-cash Assets to Owners, in the absence of a specific accounting practice for transactions between entities under common control, the Company applies these procedures as part of its accounting practices. The same procedures are also applied to sales (of products, supplies, etc.) to its controlling entity, with the positive results of such sales recognized in income.

Financial reporting in hyperinflationary economies

3.3 Financial reporting in hyperinflationary economies

Under IAS 29 – Financial Reporting in Hyperinflationary Economies, the non-monetary assets and liabilities, equity and income statements of subsidiaries operating in hyperinflationary economies are restated using a general price index to reflect changes in the general purchasing power of the local currency. The Company estimates the applicable general price index on a monthly basis, since the official release of the index takes place after the end of the accounting period. The financial statements of an entity whose functional currency is that of a hyperinflationary economy shall be stated in terms of the unit of measurement in force at the end of the reporting period, and translated into Reais at the closing rate for the period, whether using the historical costs approach or the current costs approach.

To determine whether any of its operations are denominated in the currency of a hyperinflationary economy, the Company assesses both quantitative and qualitative aspects of the country's economic environment, including the inflation rate recorded over the last three years. On July 1, 2018, the Argentine economy was considered by the Company to be hyperinflationary under the terms of IAS 29, based on the cumulative increases in official price indices (National Consumer Price Index - "IPC") recorded during the period by the National Institute of Statistics and Census (“INDEC”). Since the Company itself does not operate directly in a hyperinflationary economy, but one of its subsidiaries does, comparative balances from previous years are not restated, in accordance with IAS 21 - The Effects of Changes in Foreign Exchange Rates, but the standard is applied to the balances and transactions of the hyperinflationary subsidiary.

Present value adjustments

3.4 Present value adjustments

The elements of assets and liabilities, when relevant, are adjusted to their present value, using the following assumptions: i) the amounts to be discounted; ii) the settlement dates; and iii) the discount rate, in accordance with IFRS 13 - Fair Value Measurement.

Tax incentives and subsidized loans

3.5 Tax incentives and subsidized loans

The Company and its subsidiaries receive state tax benefits in Brazil. These government grants may be in the form of tax rate reductions, calculation basis reductions, the provision of financing or subsidized loans, presumed credits, effective collection, payment deferrals or partial reductions in state taxes payable. Effective collection incentives are recorded in the operating net revenue, based on their nature, while other incentive are recognized in other operating income, all on an accruals basis.

Incentives granted in the form of financing or taxes payment deferrals are intended to promote long-term employment growth, as well as industrial decentralization in Brazil, by complementing and diversifying the industrial park on the states that grant such incentives. The tax terms applicable to these programs are set out in the legislation issued by the respective states; and where there are conditions for obtaining these grants, they are under the Company's control. These benefits comply with the requirements of Brazilian Complementary Federal Law No.160/2017 and Convênio CONFAZ No.190/2017.

As the interest rates and/or terms of government loans are advantageous compared to market conditions, these financing or payment deferral benefits are considered as subsidized loans as intended by IAS 20 - Accounting for Government Grants and Disclosure of Government Assistance. The respective subsidies consist of gains identified by comparing the value of these operations based on market conditions with the values agreed in the contracts. Upon receipt of funding, the subsidy amount thus calculated is recorded in Other operating income, in line with the treatment of other ICMS subsidies of a similar nature. Management reviews the market conditions prevailing during the year to assess the values of these subsidies on an annual basis.

When an intermediary financial institution is involved in the transaction, the financing is recorded at “Interest-bearing loans and borrowing,” or otherwise is recorded at “Trade payables,” based on the underlying economic essence and the nature of the transaction.